SHIPS, PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2023
Disclosure Of Trade And Other Receivables Explanatory [Abstract]
SHIPS, PROPERTY, PLANT AND EQUIPMENT
12	SHIPS, PROPERTY, PLANT AND EQUIPMENT

	Office equipment, furniture and fittings and motor vehicles	Plant and equipment	Ships	Drydocking	Construction in progress	Freehold land and buildings	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000

Cost:
Balance at 1 January 2022	4,189	4,331	589,095	18,117	774	238	616,744
Additions	113	-	2,076	7,230	-	-	9,419
Disposals	(826)	(102)	-	(3,604)	-	(232)	(4,764)
Transfer from right-of-use assets (Note 13)	-	-	23,436	-	-	-	23,436
Reclassification to inventories (Note 11)	-	(2,599)	(38,357)	(341)	-	-	(41,297)
Effect of foreign currency exchange differences	(194)	-	-	-	-	(6)	(200)
Balance at 31 December 2022	3,282	1,630	576,250	21,402	774	-	603,338
Additions	652	-	16,068	5,133	16,875	-	38,728
Disposals	(941)	(6)	-	(4,267)	-	-	(5,214)
Acquisition of subsidiaries (Note 37)	186	-	-	-	-	-	186
Transfer from right-of-use assets (Note 13)	-	-	44,452	-	-	-	44,452
Reclassification to inventories (Note 11)	-	(158)	(252,646)	(8,167)	-	-	(260,971)
Effect of foreign currency exchange differences	(217)	-	-	-	-	-	(217)
Balance at 31 December 2023	2,962	1,466	384,124	14,101	17,649	-	420,302

	Office equipment, furniture and fittings and motor vehicles	Plant and equipment	Ships	Drydocking	Construction in progress	Freehold land and buildings	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000

Accumulated depreciation:
Balance at 1 January 2022	4,092	4,077	99,230	8,447	-	-	115,846
Depreciation	57	129	22,822	7,547	-	-	30,555
Disposals	(815)	(83)	-	(3,605)	-	-	(4,503)
Transfer from right-of-use assets (Note 13)	-	-	4,809	-	-	-	4,809
Reclassification to inventories (Note 11)	-	(2,599)	(9,504)	(341)	-	-	(12,444)
Effect of foreign currency exchange differences	(188)	-	-	-	-	-	(188)
Balance at 31 December 2022	3,146	1,524	117,357	12,048	-	-	134,075
Depreciation	154	107	18,515	6,202	-	-	24,978
Disposals	(938)	(7)	-	(4,267)	-	-	(5,212)
Transfer from right-of-use assets (Note 13)	-	-	19,703	-	-	-	19,703
Reclassification to inventories (Note 11)	-	(158)	(79,390)	(4,115)	-	-	(83,663)
Effect of foreign currency exchange differences	(209)	-	-	-	-	-	(209)
Balance at 31 December 2023	2,153	1,466	76,185	9,868	-	-	89,672

	Office equipment, furniture and fittings and motor vehicles	Plant and equipment	Ships	Drydocking	Construction in progress	Freehold land and buildings	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000

Accumulated impairment:
Balance at 1 January 2022	1	-	63,108	-	310	-	63,419
Reversal of impairment recognised in profit and loss	-	-	(1,707)	-	-	-	(1,707)
Disposal	(1)	-	-	-	-	-	(1)
Balance at 31 December 2022	-	-	61,401	-	310	-	61,711
Impairment loss (reversal of impairment) recognised in profit and loss	-	-	2,000	-	(310)	-	1,690
Reclassification to inventories	-	-	(35,963)	-	-	-	(35,963)
Balance at 31 December 2023	-	-	27,438	-	-	-	27,438

Carrying amount:
At 31 December 2023	809	-	280,501	4,233	17,649	-	303,192
At 31 December 2022	136	106	397,492	9,354	464	-	407,552

Certain ships are pledged to secure bank borrowings as disclosed in Note 24.

Accounting policies

Ships, property, plant and equipment are stated at cost less accumulated depreciation and any accumulated impairment losses.

Depreciation is calculated using straight-line method to allocate the cost of the assets (other than ships and properties under construction), net of their residual values, over their estimated useful lives as follows:

Office equipment and furniture and fittings	-	3 years
Plant and equipment	-	3 to 5 years
Motor vehicles	-	5 years
Ships	-	15 years
Drydocking	-	2.5 to 5 years

The estimated useful lives, residual values and depreciation method are reviewed at each year end, with the effect of any changes in estimate accounted for on a prospective basis.

Ships and properties in the course of construction for are carried at cost, less any recognised impairment loss. Depreciation of these assets, on the same bases as other assets, commences when the assets are available for use.

Ships are measured at cost less accumulated depreciation and adjusted for any accumulated impairment losses and reversals of such losses.  Cost comprises acquisition cost and costs directly related to the acquisition up until the time when the asset is ready for use, including interest expense incurred to finance the vessel during the period.

From time to time, the Group’s ships are required to be drydocked for inspection and re-licensing at which time major repairs and maintenance that cannot be performed while the ships are in operation are generally performed.  The Group capitalises the costs associated with drydocking as they occur and depreciates these costs on a straight-line basis over 2.5 to 5 years, which is generally the period until the next scheduled drydocking.  A portion of the cost of acquiring a new ship is estimated and allocated to the components expected to be replaced or refurbished at the next scheduled drydocking.  If the ship is disposed before the next drydocking, the carrying amount of drydocking expenses is included in determining the gain or loss on disposal of the ship and taken to the profit or loss.  If the period to the next drydocking is shorter than expected, the undepreciated balance of the deferred drydocking cost is charged immediately as an expense before the next drydocking.

Fully depreciated ships, plant and equipment still in use are retained in the financial statements.

At each reporting date, the group reviews the carrying amounts of its ships, property, plant and equipment to determine whether there is any indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated based on the higher of fair value less costs of disposal and value in use, to determine the extent of the impairment loss (if any).

An impairment loss is recognised in profit or loss when the recoverable amount of an asset is less than its carrying amount. Where an impairment loss subsequently reverses, the carrying amount of the asset is increased to the revised estimate of its recoverable amount, to the extent that the increase does not exceed the carrying amount that would have been determined had no impairment loss been recognised. A reversal of an impairment loss is recognised immediately in profit or loss.

Assets that are held for rental are initially classified as ships, property, plant and equipment.  When these assets cease to be rented and a decision is made to sell these assets, the carrying amount is transferred to inventories.  Upon sale of these assets, the sales value is recorded in gross revenue and the related carrying value of these assets (held as inventories) is recorded in cost of sales. In relation to these assets that are held for rental, the cash payments to acquire such assets and subsequently cash proceeds from the sale of such assets are classified as cash flows from operating activities.